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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended 6/30/02

If amended report check here:      |X|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding
                                       entries.

Levy, Harkins & Co., Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

570 Lexington Avenue, 27 Floor,         NYC,             NY               10022
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Lucia Mazzullo                  Office Manager                  212-888-3030
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                                /s/ Lucia Mazzullo
                                   ---------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                   570 Lexington Avenue, 27 Fl, NYC 10022 8/5/02
                                   ---------------------------------------------
                                            (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       -0-

Form 13F Information Table Entry Total:   22

Form 13F Information Table Value Total:   $126,153
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-                                  6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE


        I                        II               III             IV            V          VI           VII             VIII
Name of Issuer              Title of Class    CUSIP           valuex$1000     Shares   Discretion   Other Manag.   Voting Authority.
--------------              --------------    -----           -----------     ------   ----------   ------------   -----------------
Ameren Corporation          COM               023608 10 2         443         10,300   Sole         None           None
American Express            COM               025816 10 9        6,062       166,915   Sole         None           None
American Int.l Group        COM               026874 10 7        5,238        76,763   Sole         None           None
Asia Satellite Telecom.     Sponsored ADR     04516X 10 6        1,043        66,010   Sole         None           None
Berkshire Hathaway          CL B              084670 20 7       14,155         6,336   Sole         None           None
Bear, Stearns & Co.         COM               073902 10 8        9,543       155,933   Sole         None           None
Boeing Company              COM               097023 10 5        6,074       134,975   Sole         None           None
Cabot Corporation           COM               127055 10 1        5,501       192,010   Sole         None           None
Comerica                    COM               200340 10 7        4,383        71,382   Sole         None           None
Countrywide Credit          COM               222372 10 4        8,217       170,305   Sole         None           None
Echostar Comm.              CL A              278762 10 9       12,606       679,177   Sole         None           None
Ethan Allen Interiors       COM               297602 10 4        5,870       168,452   Sole         None           None
Fidelity National Fin.      COM               316326 10 7        9,927       314,150   Sole         None           None
Gannett Incorporated        COM               364730 10 1        7,346        96,780   Sole         None           None
General Electric Co.        COM               369604 90 3         480         16,050   Sole         None           None
Mack Cali Realty Corp.      COM               554489 10 4        5,539       157,570   Sole         None           None
McDonalds Corporation       COM               580135 10 1        5,298       186,225   Sole         None           None
Moody's Corporation         COM               615369 10 5        8,070       162,218   Sole         None           None
Qualcomm Inc.               COM               747525 10 3        4,335       157,677   Sole         None           None
RFS Hotel Investments       COM               74955J 10 8         663         48,975   Sole         None           None
Scotts CO                   CL A              810186 10 6        5,018       110,530   Sole         None           None
Traffix, Inc.               COM               892721 10 1         342         69,750   Sole         None           None